Income Taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of tax effects of temporary differences that give rise to the deferred tax assets and liabilities
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities were as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$3,199,412	$3,072,704
Research and development credits	326,551	245,534
Share-based compensation	43,526	36,967
Gross deferred tax assets	3,569,489	3,355,205
Less: valuation allowance	(3,569,489)	(3,355,205)
	$—	$—

Schedule of effective income tax rate reconciliation
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2020	2019
Federal tax expense/(benefit) at statutory rate	21.0%	(21.0)%
State tax, net of federal benefit	11.8	(6.4)
Non-taxable partnership income	(25.5)	15.4
Permanent differences	(9.2)	(0.1)
Research and development	(1.2)	(1.6)
Change in valuation allowance	3.1	13.7
	—%	—%

Summary of operating loss carryforwards
The following table summarizes carryforwards of federal, state and local net operating losses (“NOL”) and research tax credits:

	December 31,
(in thousands)	2020	2019
NOL carryforwards—Federal	$8,030,123	$6,599,499
NOL carryforwards—State	8,030,123	6,599,499
NOL carryforwards—Local	15,399,777	20,398,658
Research tax credits—Federal	326,551	245,534